Statutory and other information - Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 800	$ 200
Related party transactions
Short-term employee benefits	39,483	40,893	$ 38,636
Post-employment benefits	995	1,045	1,354
Share-based payments	58,915	49,121	58,242
Total key management personnel compensation	99,393	91,059	98,232
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	12,500	10,600	10,200
The audit of subsidiaries pursuant to legislation	15,800	14,800	15,000
Attestation under s404 of Sarbanes-Oxley Act 2002	3,700	3,500	3,300
Audit-related assurance services	1,300	2,200	1,100
Other assurance services	200	300	200
The audit of subsidiaries pension schemes	300	400	300
Total auditor's remuneration	33,800	$ 31,800	$ 30,100
KPMG
Auditor's remuneration
The audit of subsidiaries pursuant to legislation	500
Other assurance services	100
Auditor's remuneration for sustainability assurance services	$ 2,800